Note 18 - Dividend Series B Preferred Shares (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Mar. 11, 2014	Dec. 31, 2014	Jan. 27, 2014	Jun. 30, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Jan. 31, 2019
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	11,200,000
Preferred Stock, Redemption Amount		$ 32,140,100								$ 0
Dividends, Paid-in-kind		1,440,100
Series B Preferred Stock [Member] | First Five Years [Member] | Minimum [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			0.00%
Series B Preferred Stock [Member] | First Five Years [Member] | Maximum [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			5.00%
Series B Preferred Stock [Member] | First Five Years [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Preferred Stock, Additional Cash Dividend Under Specified Conditions, Percentage			40.00%
Preferred Stock, Cash Dividend Under Other Specified Conditions, Percentage			100.00%
Preferred Stock, Dividend Rate Under Other Specified Conditions, Percentage			5.00%
Series B Preferred Stock [Member] | After First Five Years [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage			40.00%
Series B Preferred Stock [Member] | Years Six and Seven [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage				12.00%
Series B Preferred Stock [Member] | After Year Seven [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage				14.00%
Series B Preferred Stock [Member] | Scenario, Forecast [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Preferred Stock, Redemption Amount						39,207,373	37,306,766	35,498,294	33,777,488		39,359,846
Increase in Carrying Amount of Redeemable Preferred Stock					152,473	1,900,607	1,808,472	1,720,806	1,637,388
Series B Preferred Stock [Member] | TCP [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			25,000
Series B Preferred Stock [Member] | Preferred Friends Investment Company, Inc [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			5,700
Series B Preferred Stock [Member]
Note 18 - Dividend Series B Preferred Shares (Details) [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			29,000,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)			1,000
Preferred Stock, Convertible, Initial Conversion Price (in Dollars per share)				1.45
Preferred Stock, Redemption Amount		32,140,100
Number of Consecutive In-Kind Dividends Declared		4
Dividends, Paid-in-kind		$ 1,440,000